Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Tax positions
Unrecognized tax benefits, beginning balance	$ 302	$ 242	$ 182
Increases related to current year tax positions	101	60	60
Unrecognized tax benefits, ending balance	$ 403	$ 302	$ 242